Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 94.17% Δ			Common Stock Δ (continued)
Argentina - 1.34%			China/Hong Kong (continued)
Arcos Dorados Holdings Class A	449,841	$ 3,022,932	SINA †	200,000	$ 7,838,000
Cablevision Holding GDR †	262,838	805,467	Sohu. com ADR †	491,279	4,991,395
Cresud ADR †	343,105	2,027,751	Tencent Holdings	720,000	30,333,389
Grupo Clarin GDR Class B 144A #†	77,680	72,965	Tencent Music Entertainment Group
IRSA Inversiones y			ADR †	159	2,030
Representaciones ADR †	430,000	2,261,800	Tianjin Development Holdings	35,950	9,724
IRSA Propiedades Comerciales ADR	11,922	150,813	Tingyi Cayman Islands Holding	1,706,000	2,403,031
		8,341,728	Tsingtao Brewery Class H	1,499,429	9,048,955
Bahrain - 0.08%			Uni-President China Holdings	2,800,000	3,022,315
Aluminium Bahrain GDR 144A #†	91,200	530,994	Weibo ADR †	40,000	1,790,000
		530,994	Wuliangye Yibin Class A	630,892	11,471,728
			ZhongAn Online P&C Insurance Class H
Brazil - 13.51%			144A #†	109,400	258,226
AES Tiete Energia	334,917	978,566
Atacadao	532,600	2,716,229			173,743,972
B2W Cia Digital †	2,553,158	29,427,728	India - 9.26%
B2W Cia Digital ADR †	200,000	2,305,202	Dr Reddy’s Laboratories ADR	110,000	4,167,900
Banco Bradesco ADR	718,080	5,845,171	Indiabulls Real Estate GDR †	44,628	29,008
Banco Santander Brasil ADR	53,466	582,245	Natco Pharma	200,000	1,642,331
BRF ADR †	788,900	7,226,324	RattanIndia Infrastructure GDR †	131,652	3,437
Cia Brasileira de Distribuicao ADR	153,000	2,942,190	Reliance Industries	1,200,000	22,558,587
Hypera	216,800	1,753,205	Reliance Industries GDR 144A #	756,027	28,199,807
Itau Unibanco Holding ADR	1,049,325	8,824,823	Sify Technologies ADR	91,200	127,680
Petroleo Brasileiro ADR	488,906	7,074,470	Tata Motors ADR †	110,000	922,900
Rumo †	234,448	1,385,827			57,651,650
Telefonica Brasil ADR	392,181	5,165,024	Indonesia - 0.48%
TIM Participacoes ADR	264,100	3,792,476	Astra International	6,500,000	3,022,191
Vale †	161,197	1,859,898			3,022,191
Vale ADR †	197,300	2,268,950	Japan - 0.36%
		84,148,328	Renesas Electronics †	350,000	2,272,370
Chile - 0.70%					2,272,370
Latam Airlines Group ADR	140,000	1,554,000	Malaysia - 0.12%
Sociedad Quimica y Minera de Chile			UEM Sunrise †	4,748,132	754,122
ADR	100,000	2,779,000			754,122
		4,333,000
			Mexico - 4.49%
China/Hong Kong - 27.89%			America Movil ADR Class L	213,289	3,169,475
Alibaba Group Holding ADR †	137,900	23,061,017	Banco Santander Mexico Institucion de
Baidu ADR †	53,600	5,507,936	Banca Multiple Grupo Financiero
BeiGene †	182,800	1,751,570
			Santander ADR	276,900	1,744,470
BeiGene ADR †	11,002	1,347,305
			Becle	1,571,000	2,309,451
China Mengniu Dairy †	1,448,000	5,422,356
			Cemex ADR	506,188	1,984,257
China Mobile ADR	381,200	15,781,680
			Coca-Cola Femsa ADR	81,700	4,952,654
China Petroleum & Chemical ADR	42,234	2,479,136
			Fomento Economico Mexicano ADR	39,807	3,645,525
CNOOC	3,334,000	5,087,544
			Grupo Financiero Banorte Class O	475,400	2,562,255
Ctrip. com International ADR †	130,000	3,807,700
			Grupo Lala	606,200	692,703
Genscript Biotech †	1,158,000	2,219,166
			Grupo Televisa ADR	707,700	6,921,306
JD.com ADR †	294,000	8,293,740
Kunlun Energy	3,622,900	3,120,121			27,982,096
Kweichow Moutai Class A	120,613	19,430,818
PetroChina Class H	3,000,000	1,542,544
Ping An Insurance Group Co. of China
Class H	324,000	3,722,546

NQ-VIP-868 [9/19] 11/19 (1006413) Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value			Number of	Value
	shares	(US $)			shares	(US $)
Common Stock Δ (continued)			Common Stock Δ (continued)
Peru - 0.94%			United States - 0.13%
Cia de Minas Buenaventura ADR	384,440	$ 5,835,799	Avon Products †		181,200	$797,280
		5,835,799				797,280
Republic of Korea - 17.36%			Total Common Stock
Hite Jinro	83,000	1,887,389	(cost $572,111,203)			586,542,614
KB Financial Group ADR	72,000	2,571,840
LG Display ADR †	188,309	1,120,439	Convertible Preferred Stock - 0.03%
LG Electronics	62,908	3,544,705	CJ y†	KRW	4,204	210,877
LG Uplus	270,507	3,086,921	Total Convertible Preferred Stock
Lotte	69,206	2,097,327	(cost $470,722)			210,877
Lotte Chilsung Beverage	14,210	1,645,350
Lotte Confectionery	8,599	1,056,768	Preferred Stock - 5.69% Δ
Samsung Electronics	907,636	37,219,033	Brazil - 1.43%
Samsung Life Insurance	71,180	4,230,989	Centrais Eletricas Brasileiras
SK Hynix	360,000	24,739,372	Class B 3.50%		233,700	2,360,651
SK Telecom	16,491	3,329,496	Gerdau 2.50%		389,400	1,238,035
SK Telecom ADR	971,935	21,576,957	Petroleo Brasileiro ADR 4.34%		403,795	5,305,866
		108,106,586				8,904,552
Russia - 6.76%			Republic of Korea - 2.82%
ENEL RUSSIA PJSC GDR	15,101	10,717	CJ 3.61%		28,030	1,026,388
Etalon Group GDR 144A #	354,800	674,120	Samsung Electronics 2.72%		499,750	16,503,051
Gazprom PJSC ADR	1,043,900	7,207,086				17,529,439
LUKOIL PJSC ADR (London International			Russia - 1.44%
Exchange)	72,953	6,036,131	Transneft PJSC 7.14%		3,887	8,978,068
Mobile TeleSystems PJSC ADR	154,402	1,250,656				8,978,068
Rosneft Oil PJSC GDR	1,449,104	9,297,451	Total Preferred Stock
Sberbank of Russia PJSC	2,395,484	8,410,696
Surgutneftegas PJSC ADR	294,652	1,580,808	(cost $23,548,608)			35,412,059
T Plus =†	25,634	0
VEON ADR	756,988	1,816,771	Participation Notes - 0.00%
Yandex Class A †	166,000	5,811,660	Lehman Indian Oil
		42,096,096	CW 12 LEPO 144A =†		100,339	0
South Africa - 0.63%			Lehman Oil & Natural Gas
Impala Platinum Holdings †	500,000	3,145,593	CW 12 LEPO =†		146,971	0
Sun International †	210,726	638,509	Total Participation Notes
Tongaat Hulett †	182,915	141,028	(cost $4,952,197)			0
		3,925,130
Taiwan - 8.94%
Hon Hai Precision Industry	4,184,564	9,873,976
MediaTek	1,045,000	12,433,102
Taiwan Semiconductor Manufacturing	3,756,864	33,366,717
		55,673,795
Turkey - 0.70%
Turkcell Iletisim Hizmetleri	730,024	1,681,886
Turkiye Sise ve Cam Fabrikalari	3,243,612	2,682,427
		4,364,313
United Kingdom - 0.48%
Griffin Mining †	1,642,873	1,767,495
Hikma Pharmaceuticals	44,202	1,195,669
		2,963,164

NQ-VIP-868 [9/19] 11/19 (1006413) Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

Total Value of Securities - 99.89%
(cost $601,082,730)	$622,165,550
Receivables and Other Assets Net of Liabilities - 0.11%	680,362
Net Assets Applicable to 29,606,116 Shares Outstanding - 100.00%	$622,845,912

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $29,736,112, which represents 4.77% of the Series’ net assets.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ Securities have been classified by country of origin.
y Exercise price and conversion date to be announced.
† Non-income producing security.

Summary of Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
KRW - South Korean Won
LEPO - Low Exercise Price Option
PJSC - Public Joint Stock Company

NQ-VIP-868 [9/19] 11/19 (1006413) Emerging Markets Series-3